Segment information - Summary of Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Other income	7,309	88	4,581	5,139
Total income	96,531	1,158	89,309	69,195
Profit (loss) from operating activities	8,297	100	(2,563)	(12,233)
Less: Employee benefit and other expenses	4,467	54	4,413	4,501
Depreciation and amortisation expense	(17,583)	(211)	(15,901)	(13,764)
Listing and related expenses				10,512
Finance costs and fair value change in derivative instruments	47,506	570	50,966	41,712
Profit / (loss) before tax	8,142	98	(2,470)	(12,233)
Less: Income tax expense	3,995	48	2,559	3,895
Profit / (loss) for the year	4,147	50	(5,029)	(16,128)
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	81,121	973	78,134	59,329
Other income	9,716	117	9,093	8,862
Total income	90,837	1,090	87,227	68,191
Raw materials and consumables used, employee benefit and other expenses	17,345	208	20,298	9,653
Total expenses	17,345	208	20,298	9,653
Profit (loss) from operating activities	73,492	882	66,929	58,538
Depreciation and amortisation expense	(17,583)	(211)	(15,901)	(13,764)
Change in fair value of warrants	551	7	1,356	(690)
Listing and related expenses				(10,512)
Finance costs and fair value change in derivative instruments	(47,487)	(570)	(49,689)	(41,712)
Profit / (loss) before tax	8,297	100	(2,563)	(12,233)
Less: Share of (loss) / profit of jointly controlled entities	(155)	(2)	93
Less: Income tax expense	(3,995)	(48)	(2,559)	(3,895)
Profit / (loss) for the year	4,147	50	(5,029)	(16,128)
Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	198	2	89	20
Less: Employee benefit and other expenses	(864)	(10)	(551)	(134)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other income	4,945	59	637	984
Less: Employee benefit and other expenses	(4,955)	(59)	(5,433)	(4,963)
Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	40,847		36,009	33,861
Other income	5,835		6,710	5,730
Total income	46,682		42,719	39,591
Raw materials and consumables used, employee benefit and other expenses	7,859		7,961	5,924
Total expenses	7,859		7,961	5,924
Profit (loss) from operating activities	38,823		34,758	33,667
Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	33,671		32,105	24,060
Other income	3,285		2,214	3,128
Total income	36,956		34,319	27,188
Raw materials and consumables used, employee benefit and other expenses	5,384		4,830	3,562
Total expenses	5,384		4,830	3,562
Profit (loss) from operating activities	31,572		29,489	23,626
Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,256		2,463	1,408
Other income	44		12	4
Total income	2,300		2,475	1,412
Raw materials and consumables used, employee benefit and other expenses	367		243	167
Total expenses	367		243	167
Profit (loss) from operating activities	1,933		2,232	1,245
Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,347		7,557
Other income	552		157
Total income	4,899		7,714
Raw materials and consumables used, employee benefit and other expenses	3,735		7,264
Total expenses	3,735		7,264
Profit (loss) from operating activities	1,164		450
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	81,121	$ 973	78,134	59,329
Revenue From Contracts With Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	40,847		36,009	33,861
Revenue From Contracts With Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	33,671		32,105	24,060
Revenue From Contracts With Customers [Member] | Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,256		2,463	₨ 1,408
Revenue From Contracts With Customers [Member] | Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ 4,347		₨ 7,557